Stock Based Compensation	6 Months Ended
Jun. 30, 2015
Stock Based Compensation
5.	Stock Based Compensation

2004 Incentive Stock Plan

The 2004 Stock Plan (the Plan) expired in 2014 and no more options are available to be issued under the Plan. The following table summarizes stock option activity under the Plan, including stock options granted to non-employees, and related information :

	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding — December 31, 2014	6,226,183	$0.23	5.51
Options exercised	(100,000)	0.13
Options canceled	(62,912)	0.44

Outstanding — June 30, 2015	6,063,271	$0.35	4.83

Exercisable— June 30, 2015	5,567,516	$0.34	4.60

Vested and expected to vest — June 30, 2015	5,981,562	$0.35	4.80

Since the Plan expired the Company has issued options for the purchase of common stock outside of the plan. The following table summarizes stock option activity for options issued outside of the Plan.

	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding — December 31, 2014	325,000	$0.29	9.15
Options granted	630,513	0.25
Options canceled	(25,000)	0.29

Outstanding — June 30, 2015	930,513	$0.27	9.38

Exercisable— June 30, 2015	395,473	$0.29	8.87

Vested and expected to vest — June 30, 2015	847,674	$0.27	9.34

During the six months ended June 30, 2015 and 2014, the total intrinsic value of options exercised based upon the difference between the exercise price and the estimated fair value of the shares as of the date of exercise was $16,000 and zero, respectively.

The weighted-average grant date fair value of options granted was $0.14 and $0.17 per share, respectively, during the three months ended June 30, 2015 and 2014, and $0.16 per share during the six months ended June 30, 2015 and 2014. The weighted-average grant date fair value of options vested was $0.24 and $0.26 per share, respectively, during the three months ended June 30, 2015 and 2014, and $0.25 and $0.24 per share, respectively, during the six months ended June 30, 2015 and 2014.

The estimated fair values of the stock options granted were determined using the Black-Scholes valuation model and the following assumptions:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Expected term	5.97	5.27	6.17	5.14
Expected volatility	67.35%	66.70%	67.19%	64.62%
Risk-free interest rate	1.68%	1.73%	1.63%	1.61%
Expected dividend yield	—	—	—	—

Total stock-based compensation recognized was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Research and development	$13	$19	$24	$40
General and administrative	26	42	59	93

Total stock-based compensation	$39	$61	$83	$133

As of June 30, 2015, the Company had unrecognized employee stock-based compensation expense of $177,000, related to unvested stock awards, which is expected to be recognized over an estimated weighted-average period of 1.85 years.